Oct. 20, 2020
IMPORTANT NOTICE TO SHAREHOLDERS
WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Growth Portfolio	Wilshire 5000® Index Fund
Investment Class Shares (DTLGX)	Investment Class Shares (WFIVX)
Institutional Class Shares (WLCGX)	Institutional Class Shares (WINDX)

Large Company Value Portfolio	Wilshire International Equity Fund
Investment Class Shares (DTLVX)	Investment Class Shares (WLCTX)
Institutional Class Shares (WLCVX)	Institutional Class Shares (WLTTX)

Small Company Growth Portfolio	Wilshire Income Opportunities Fund
Investment Class Shares (DTSGX)	Investment Class Shares (WIORX)
Institutional Class Shares (WSMGX)	Institutional Class Shares (WIOPX)

Small Company Value Portfolio	each, a “Fund,” and collectively, the “Funds”
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Supplement dated October 20, 2020 to the Company’s Summary Prospectus and Statutory Prospectus, dated April 30, 2020, as previously supplemented

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE COMPANY’S SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS

The following supplements the “Principal Investment Strategies” section of the Portfolio’s Prospectus.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The following supplements the “Principal Risks” and “Additional Investment Strategies and Risks of the Style Portfolios” sections of the Portfolio’s Prospectus.
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
LARGE COMPANY GROWTH PORTFOLIO
2.Change to Fundamental Investment Objectives
Upon the recommendation of Wilshire, the Board approved the change in investment objective of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each a “Portfolio” and collectively, the “Portfolios”) from “fundamental” to “non-fundamental.” This change is also subject to approval by the shareholders of each Portfolio and will be described in the forthcoming proxy statement. Subject to such shareholder approval, the Board also approved changing each Portfolio’s investment objective to “seek capital appreciation.”
LARGE COMPANY VALUE PORTFOLIO
2.Change to Fundamental Investment Objectives
Upon the recommendation of Wilshire, the Board approved the change in investment objective of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each a “Portfolio” and collectively, the “Portfolios”) from “fundamental” to “non-fundamental.” This change is also subject to approval by the shareholders of each Portfolio and will be described in the forthcoming proxy statement. Subject to such shareholder approval, the Board also approved changing each Portfolio’s investment objective to “seek capital appreciation.”
SMALL COMPANY GROWTH PORTFOLIO
2.Change to Fundamental Investment Objectives
Upon the recommendation of Wilshire, the Board approved the change in investment objective of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each a “Portfolio” and collectively, the “Portfolios”) from “fundamental” to “non-fundamental.” This change is also subject to approval by the shareholders of each Portfolio and will be described in the forthcoming proxy statement. Subject to such shareholder approval, the Board also approved changing each Portfolio’s investment objective to “seek capital appreciation.”
SMALL COMPANY VALUE PORTFOLIO
2.Change to Fundamental Investment Objectives
Upon the recommendation of Wilshire, the Board approved the change in investment objective of each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each a “Portfolio” and collectively, the “Portfolios”) from “fundamental” to “non-fundamental.” This change is also subject to approval by the shareholders of each Portfolio and will be described in the forthcoming proxy statement. Subject to such shareholder approval, the Board also approved changing each Portfolio’s investment objective to “seek capital appreciation.”